Vessels under Construction Vessels Under Construction Narrative (Details) - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Construction in Progress, Gross	$ 1,522	$ 0